Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 504,158	$ 404,121	$ 370,325
Cost of revenues	(457,874)	(357,615)	(328,793)
Gross profit	46,284	46,506	41,532
Operating expenses
Selling and marketing	(5,964)	(6,688)	(7,427)
General and administrative	(25,654)	(25,912)	(24,259)
Total operating expenses	(31,618)	(32,600)	(31,686)
Income from operations	14,666	13,906	9,846
Other income (expense)
Interest income	159	126	1,274
Interest expense	(1,972)	(1,775)	(2,227)
Other (expense) income, net	(360)	371	532
Income before income taxes	12,493	12,628	9,425
Provision for income taxes	(1,666)	(2,320)	(1,599)
Net income	10,827	10,308	7,826
Less: (Loss) income attributable to non-controlling interests	(51)	14	39
Net income attributable to Shengfeng Development Limited’s shareholders	10,878	10,294	7,787
Comprehensive income (loss)
Net income	10,827	10,308	7,826
Foreign currency translation adjustment	(1,764)	(1,824)	(8,384)
Total comprehensive income (loss)	9,063	8,484	(558)
Less: comprehensive loss attributable to non-controlling interests	(134)	(53)	(188)
Total comprehensive income (loss) attributable to Shengfeng Development Limited	9,197	8,537	(370)
Transportation
Revenues
Total revenues	484,754	383,211	346,039
Warehouse storage management service
Revenues
Total revenues	16,432	18,160	20,322
Others
Revenues
Total revenues	$ 2,972	$ 2,750	$ 3,964
Class A and Class B Ordinary Shares
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Class A and Class B ordinary shares - Basic (in Shares)	82,497,513	81,806,660	80,000,000
Class A and Class B ordinary shares - Diluted (in Shares)	82,497,513	81,806,660	80,000,000
Earnings per share
Class A and Class B ordinary shares - Basic (in Dollars per share)	$ 0.13	$ 0.13	$ 0.1
Class A and Class B ordinary shares - Diluted (in Dollars per share)	$ 0.13	$ 0.13	$ 0.1